Revenue Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Revenue From Contracts With Customers [Abstract]
Revenue Remaining Performance Obligation	$ 370
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction Year	2033